Summary of Significant Accounting Policies (Organization) (Details)	12 Months Ended
Dec. 31, 2015 entity
Organization Attributes [Line Items]
Number of Gaming Entertainment Properties	21
LVE
Organization Attributes [Line Items]
Ownership percentage by noncontrolling owners	100.00%
Borgata
Organization Attributes [Line Items]
Ownership percentage by noncontrolling owners	50.00%